Stockholders' Equity - Equitybased Compensation - Stock Options (Details) - Options - USD ($)		3 Months Ended	12 Months Ended
	Nov. 21, 2019	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	3,416,666
Options granted, exercise price	$ 11.50
Vesting percentage	33.33%		50.00%
Grant date value		$ 7,248,653	$ 7,248,653
Expected volatility			35.90%
Risk-free interest rate			1.70%
Expected term			6 years